Financial Instruments and Risk Management - Summary of Remaining Contractually-Agreed Cash Flows Including Interest Payable for Non-Derivative Financial Liabilities on Undiscounted Basis (Detail) - GBP (£)
£ in Millions
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings	£ 18,720	£ 15,167	£ 13,707
Interest on loans and other borrowings	257	169	189
Trade and other payables	5,195	4,961	5,298
Provisions	231	300	292
Total	24,403	20,597	19,486
Gross Carrying Amount [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings	18,670	15,094	13,557
Interest on loans and other borrowings	7,001	5,316	4,683
Trade and other payables	5,195	4,961	5,298
Provisions	260	372	469
Total	31,126	25,743	24,007
Gross Carrying Amount [Member] | 2019 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings	2,883	2,120	2,602
Interest on loans and other borrowings	584	468	532
Trade and other payables	5,195	4,961	5,298
Provisions	39	54	62
Total	8,701	7,603	8,494
Gross Carrying Amount [Member] | 2020 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings	1,309	1,192	1,614
Interest on loans and other borrowings	528	421	415
Provisions	33	34	41
Total	1,870	1,647	2,070
Gross Carrying Amount [Member] | 2021 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings	15	1,332	1,166
Interest on loans and other borrowings	520	381	364
Provisions	35	25	21
Total	570	1,738	1,551
Gross Carrying Amount [Member] | 2022 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings	1,463	18	1,295
Interest on loans and other borrowings	519	374	327
Provisions	14	43	18
Total	1,996	435	1,640
Gross Carrying Amount [Member] | 2023 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings	964	1,489	12
Interest on loans and other borrowings	505	372	319
Provisions	12	19	17
Total	1,481	1,880	348
Gross Carrying Amount [Member] | 2023 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings	12,036	8,943	6,868
Interest on loans and other borrowings	4,345	3,300	2,726
Provisions	127	197	310
Total	16,508	12,440	9,904
Interest Payments Not Yet Accrued
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest on loans and other borrowings	(6,744)	(5,147)	(4,494)
Total	(6,744)	(5,147)	(4,494)
Fair Value Adjustments
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings	50	73	150
Total	50	73	150
Impact Of Discounting
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Provisions	(29)	(72)	(177)
Total	£ (29)	£ (72)	£ (177)